Financing transaction of Chengxin - Accounting for the financing transaction of Chengxin (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 30, 2021 CNY (¥)
Short-term investments
Impairment losses from equity investments accounted for using equity method		¥ 59,651	¥ 264,292	¥ 79,875
Investments in Chengxin
Short-term investments
Gain recorded upon the completion of deconsolidation		9,058,144
Fair value of retained investment in the form of ordinary shares					¥ 2,628,520
Carrying amount of net liabilities of investee					¥ 6,429,624
Number of board members of the investee for which the company has right to nominate					3
Number of board members of the investee					6
Fair value of investments			686,124		¥ 16,428,250
Impairment losses from equity investments accounted for using equity method		¥ 21,259,814
Assets received in connection with distribution	¥ 1,935,171
Incentive distribution, distribution			¥ 1,172,541